Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Feb. 01, 2021
Entity Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2021
Document Effective Date	Feb. 01, 2021
Prospectus Date	Feb. 01, 2021
Preferred - Plus | Class I
Prospectus [Line Items]
Trading Symbol	IPPPX
Dividend Performers | Class I
Prospectus [Line Items]
Trading Symbol	IPDPX